Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 2,692	$ 2,622
Interest cost	6,492	6,036
Expected return on plan assets	(3,825)	(4,275)
Amortization of unrealized losses	4,373	1,800
Net periodic benefit costs	$ 9,732	$ 6,183